Prepaid Forward Gold Contract Liability (Details) - Schedule of royalties, upside participation and interest payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of royalties, upside participation and interest payable [Abstract]
Royalties payable	$ 403,388	$ 210,802
Royalties withholding payable	23,396	11,095
Upside participation payable	1,550,849	576,360
Subtotal	1,977,633	798,257
Interest payable (incl. in accounts payable and accrued liabilities	120,989	5,600
Total	$ 2,098,622	$ 803,857